PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

12. PROPERTY, PLANT AND EQUIPMENT, NET

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Refining Assets	Other Assets (1)	Total
COST
As at December 31, 2025	65,567	275	7,147	1,959	74,948
Acquisitions	8	—	—	—	8
Additions	3,346	—	427	15	3,788
Transfer from E&E (Note 11)	4	—	—	—	4
Change in Decommissioning Liabilities	20	—	—	—	20
Divestitures	(23)	—	—	(249)	(272)
Exchange Rate Movements and Other	87	—	162	10	259
As at September 30, 2026	69,009	275	7,736	1,735	78,755

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2025	25,208	143	2,834	1,503	29,688
Depreciation, Depletion and Amortization	3,741	5	396	54	4,196
Divestitures	(21)	—	—	(49)	(70)
Exchange Rate Movements and Other	55	—	85	(3)	137
As at September 30, 2026	28,983	148	3,315	1,505	33,951

CARRYING VALUE
As at December 31, 2025	40,359	132	4,313	456	45,260
As at September 30, 2026	40,026	127	4,421	230	44,804
(1)Includes office furniture, fixtures, leasehold improvements, land, information technology and aircraft.